FINANCIAL STATEMENTS

Western-Southern Life Assurance Company Separate Account 1

Periods ended December 31, 2002 with Report of Independent Auditors

                     Western-Southern Life Assurance Company
                               Separate Account 1

                              Financial Statements

                         Periods ended December 31, 2002

                                            CONTENTS


Report of Independent Auditors..................................................................1

Audited Financial Statements

Statement of Assets and Liabilities.............................................................2
Statement of Operations and Changes in Net Assets for the Period ended December 31, 2002........3
Statement of Operations and Changes in Net Assets for the Period ended December 31, 2001........5
Notes to Financial Statements...................................................................7


                         Report of Independent Auditors

Contractholders of Western-Southern Life Assurance Company Separate Account 1 and Board of Directors of Western-Southern Life Assurance Company

We have audited the accompanying statement of assets and liabilities of Western-Southern Life Assurance Company Separate Account 1, comprising, respectively, the sub-accounts described in Note 2, as of December 31, 2002, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the transfer agents of the respective mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective sub-accounts constituting the Western-Southern Life Assurance Company Separate Account 1 at December 31, 2002, and the results of their operations and changes in their net assets for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                                      /s/ Ernst & Young LLP

Cincinnati, Ohio
March 25, 2003

           Western-Southern Life Assurance Company Separate Account 1

                      Statement of Assets and Liabilities

                                December 31, 2002


                                                                              Scudder                                   PIMCO
                                                                               Asset                                   Variable
                               AIM Variable                                  Management                                Insurance
                              Insurance Funds,       The Alger American      VIT Fund *          MFS Variable           Trust
                                   Inc.                     Fund            (unaffilia-        Insurance Trust       (unaffiliated
                           (unaffiliated issuer)    (unaffiliated issuer)    ted issuer)    (unaffiliated issuer)      issuer)
                         -----------------------   -----------------------  ------------   -----------------------  ----------------
                            V.I.      V.I.           Small                                 Emerging  Investors        Long Term
                           Growth  Government      Capitali-                                Growth      Trust       U.S. Government
                           Fund     Securities      zation      Growth      Equity 500      Series     Series             Bond
                           Sub-       Fund        Portfolio    Portfolio    Index Fund     -Initial   -Initial         Portfolio
                          Account   Sub-Account   Sub-Account Sub-Account   Sub-Account     Class       Class         Sub-Account
                         -----------------------   -----------------------  ------------   -----------------------  ----------------
Assets
 Investments
 in securities
 of unaffiliated
 issuers, at fair
 value (cost
 $11,849,784;
 $4,284,149;
 $3,364,389;
 $12,057,819;
 $1,211,602;
 $7,888,611;
 $6,613,949;
 $7,641,444)             $5,281,856  $4,431,470     $1,736,342  $6,461,238    $1,202,664   $ 3,254,953  $4,378,055       $7,699,399
                         ----------- -----------   ----------- -----------    ----------   -----------  ----------  ----------------
Total Invested Assets     5,281,856   4,431,470      1,736,342   6,461,238     1,202,664     3,254,953   4,378,055        7,699,399

Other Liabilities                (1)         (5)            (1)          1            (1)            4           -             (528)
                         ----------- -----------   ----------- -----------   -----------   -----------  ----------  ----------------
Net Assets               $5,281,855  $4,431,465     $1,736,341  $6,461,239    $1,202,663   $ 3,254,957   4,378,055       $7,698,871
                         =========== ===========   =========== ===========   ===========   ===========  ==========  ================



                                                                 Touchstone Variable
                                                                    Series Trust
                                                                 (affiliated issuer)
                     -----------------------------------------------------------------------------------------------------
                       Inter-                      Small                  Large
                       national       Emerging     Cap          Growth    Cap        Enhanced     Value        Growth
                       Equity         Growth       Value        /Value    Growth     30           Plus         & Income
                       Fund           Fund         Fund         Fund      Fund**     Fund         Fund         Fund
                       Sub-           Sub-         Sub-         Sub-      Sub-       Sub-         Sub-         Sub-
                       Account        Account      Account      Account   Account    Account      Account      Account
                     -----------------------------------------------------------------------------------------------------
Assets
 Investments
 in securities
 of affiliated
 issuers, at
 fair value
 (cost $20,586,516;
 $23,547,891;
 $1,492,432;
 $894,511;
 $217,471;
 $1,688,282;
 $4,538,407;
 $23,872,576;
 $21,458,184;
 $14,143,193;
 $15,183,644;
 $13,486,037;
 $2,034,803)          $ 9,994,827  $ 17,471,831  $ 1,273,350  $ 659,468  $201,504  $ 1,216,084  $ 3,281,799  $ 17,990,241

                       ---------------------------------------------------------------------------------------------------
Total Invested Assets $ 9,994,827  $ 17,471,831  $ 1,273,350  $ 659,468  $201,504  $ 1,216,084  $ 3,281,799  $ 17,990,241

Other Liabilities              (4)           (6)          (1)        (1)        -            -            2           (10)
                       ---------------------------------------------------------------------------------------------------
Net Assets            $ 9,994,823  $ 17,471,825  $ 1,273,349  $ 659,467  $201,504  $ 1,216,084  $ 3,281,801  $ 17,990,231
                       ===================================================================================================



                                                                 Touchstone Variable
                                                                    Series Trust
                                                                 (affiliated issuer)
                    -----------------------------------------------------------

                                   High                    Standby     Money
                       Balanced    Yield       Bond        Income      Market
                       Fund        Fund        Fund        Fund        Fund
                       Sub-        Sub-        Sub-        Sub-        Sub-
                       Account     Account     Account     Account     Account
                    ------------------------------------------------------------
Assets
 Investments
 in securities
 of affiliated
 issuers, at
 fair value
 (cost $20,586,516;
 $23,547,891;
 $1,492,432;
 $894,511;
 $217,471;
 $1,688,282;
 $4,538,407;
 $23,872,576;
 $21,458,184;
 $14,143,193;
 $15,183,644;
 $13,486,037;
 $2,034,803)         $ 19,037,011 $12,761,140 $15,065,435 $13,385,513 $2,034,804

                    --------------------------------------------------------------
Total Invested Asset $ 19,037,011 $12,761,140 $15,065,435 $13,385,513 $2,034,804

Other Liabilities              (2)        (12)          5      (1,092)       (69)
                    --------------------------------------------------------------
Net Assets           $ 19,037,009 $12,761,128 $15,065,440 $13,384,421 $2,034,735





* Fund name change from Deutsche Asset Management to Scudder Asset Management effective May 1, 2002
**Sub-Account name change from Touchstone Equity Fund to Touchstone Large
  Cap Growth Fund effective May 1, 2002

See accompanying notes

           Western-Southern Life Assurance Company Separate Account 1

                Statement of Operations and Changes in Net Assets

                         Period Ended December 31, 2002


                                                                                                           MFS VIT
                                           AIM V.I.          Alger                           Scudder       Emerging
                                           Govern-           American                        VIT           Growth
                                           ment              Small         Alger             Equity        Series-
                            AIM V.I.       Secu              Capitali-     American          500           Initial
                            Growth         rities            zation        Growth            Index *       Class
                              Sub-         Sub-              Sub-          Sub-              Sub-          Sub-
                             Account       Account           Account       Account           Account       Account
                         ------------     ---------        ----------      ----------      ----------     ----------
Income:
   Dividends             $       -          $84,520        $       -        $  4,038        $ 14,320      $       -
   Miscellaneous
   income (loss)             25,112            (687)          14,171          16,678           8,311         12,390

Expenses:
   Mortality and
   expense risk, and
   administrative
   charge                    99,110          39,862           33,317         130,983          19,588         62,838
                         -------------------------------------------------------------------------------------------
  Net investment
  income (loss)             (73,998)         43,971          (19,146)       (110,267)          3,043        (50,448)
                         -------------------------------------------------------------------------------------------
  Net change in un-
  realized apprecia-
  tion (deprecia-
  tion)on investments      1,658,634        129,469           512,909      1,397,712          44,708        825,983

  Realized gain on
  sale of fund shares              -              -                 -              -               -              -

  Realized gain
  (loss) distri-
  butions                 (4,610,460)        67,904        (1,335,822)     (5,422,397)      (441,770)    (2,917,670)

                         -------------------------------------------------------------------------------------------
Net realized and
unrealized gain
(loss)on
investments               (2,951,826)       197,373          (822,913)    (4,024,685)       (397,062)    (2,091,687)

                         -------------------------------------------------------------------------------------------
Net increase
(decrease)
in net assets
resulting from
operations                (3,025,824)        241,344         (842,059)    (4,134,952)       (394,019)    (2,142,135)

                         -------------------------------------------------------------------------------------------
Contract owners
activity:
  Payments received
  from contract
  owners                     302,015         119,917           86,602        377,547          94,615        129,620

  Net transfers
  between subaccounts
  and/orfixed account       (660,186)      2,841,192         (259,171)    (1,408,697)        260,977       (371,843)

  Withdrawals and
  surrenders              (1,600,565)       (579,034)        (630,920)    (2,406,009)       (254,730)      (872,215)

  Contract maintenance
  charge                      (9,539)         (1,864)          (3,004)       (13,051)         (1,424)        (7,903)
                         -------------------------------------------------------------------------------------------
Net increase
(decrease)from
contract activity         (1,968,275)       2,380,211        (806,493)    (3,450,210)         99,438     (1,122,341)
                         -------------------------------------------------------------------------------------------
Net increase
(decrease)in net
assets                    (4,994,099)       2,621,555      (1,648,552)    (7,585,162)       (294,581)    (3,264,476)
                          ------------------------------------------------------------------------------------------
Net assets, at
beginning
of period                 10,275,954        1,809,910       3,384,893     14,046,401       1,497,244      6,519,433
                         -------------------------------------------------------------------------------------------
Net assets, at
end of period         $    5,281,855    $   4,431,465   $   1,736,341   $  6,461,239    $  1,202,663  $   3,254,957
                         ===========================================================================================


                               MFS VIT      PIMCO
                               Investors    Long-Term      Touchstone    Touch
                               Trust-       U.S.Govern-    Inter-        Stone
                               Initial      ment           national      Emerging
                               Class        Bond           Equity        Growth
                               Sub-         Sub-           Sub-          Sub-
                               Account      Account        Account       Account
                              ---------    ----------     ---------      ---------
Income:
   Dividends                  $ 35,607     $449,184      $  82,136      $ 412,090
   Miscellaneous
   income (loss)                 2,899       (4,075)         1,912         10,980

Expenses:
   Mortality and
   expense risk, and
   administrative
   charge                       81,700        91,561        172,891        308,921
                        -----------------------------------------------------------
  Net investment
  income (loss)                (43,194)      353,548        (88,843)       114,149
                        -----------------------------------------------------------
  Net change in un-
  realized apprecia-
  tion (deprecia-
  tion)on investments         (690,706)      326,957        450,201     (6,815,787)

  Realized gain on
  sale of fund shares                -       155,320              -        401,808

  Realized gain
  (loss) distri-
  butions                     (850,614)      131,158     (3,938,240)       255,118

                        -----------------------------------------------------------
Net realized and
unrealized gain
(loss)on
investments                 (1,541,320)      613,435     (3,488,039)    (6,158,861)

                        -----------------------------------------------------------
Net increase
(decrease)
in net assets
resulting from
operations                  (1,584,514)      966,983     (3,576,882)    (6,044,712)

                        -----------------------------------------------------------
Contract owners
activity:
  Payments received
  from contract
  owners                       115,386       351,771        537,524        859,955

  Net transfers
  between subaccounts
  and/orfixed account         (687,426)    1,340,613         (5,165)    (1,774,376)

  Withdrawals and
  surrenders                (1,616,490)   (1,175,200)    (2,596,181)    (4,420,620)

  Contract maintenance
  charge                        (7,666)       (6,417)       (14,414)       (25,947)
                        ------------------------------------------------------------
Net increase
(decrease)from
contract activity           (2,196,196)      510,767     (2,078,236)    (5,360,988)
                        ------------------------------------------------------------
Net increase
(decrease)in net
assets                      (3,780,710)    1,477,750     (5,655,118)   (11,405,700)
                        ------------------------------------------------------------
Net assets, at
beginning
of period                    8,158,765     6,221,121     15,649,941     28,877,525
                        ------------------------------------------------------------
Net assets, at
end of period            $   4,378,055   $ 7,698,871  $   9,994,823   $ 17,471,825
                        ============================================================

See accompanying notes

* Fund name change from Deutsche Asset Management to Scudder Asset Management effective May 1, 2002
**Sub-Account name change from Touchstone Equity Fund to Touchstone Large Cap
  Growth Fund effective May 1, 2002
Note: Unless otherwise noted, all sub-accounts are for the year ended December 31, 2002

           Western-Southern Life Assurance Company Separate Account 1

                Statement of Operations and Changes in Net Assets

                         Period Ended December 31, 2002


                           Touch-      Touch-      Touch-         Touch-         Touch-         Touch-
                           stone       stone       stone          stone          stone          stone            Touch-
                           Small Cap   Growth/     Large Cap      Enhanced       Value          Growth &         Stone
                           Value       Value       Growth **       30            Plus           Income           Balanced
                           Sub-        Sub-        Sub-           Sub-           Sub-           Sub-             Sub-
                           Account     Account     Account        Account        Account        Account          Account
                         ----------   ---------    ---------     --------        --------     ----------       ---------

Income:
 Dividends               $        -   $      -    $      -       $ 16,661       $40,893       $ 727,061        $ 404,500

 Miscellaneous
 income (loss)                1,400       (322)      3,592            529        (4,447)          3,003            1,089

Expenses:
 Mortality and
 expense risk,
 and adminis
 trative
 charge                      17,709     12,879        3,206         19,805        63,547         301,859         297,312
                       ---------------------------------------------------------------------------------------------------
 Net investment
 income (loss)              (16,309)   (13,201)         386         (2,615)      (27,101)        428,205         108,277

                       ---------------------------------------------------------------------------------------------------
 Net change in
 Unrealized
 appreciation
 (depreciation) on
  investments              (351,379)  (238,561)     (14,021)      (242,886)   (1,023,283)     (4,232,449)     (2,044,556)


 Realized gain on
 sale of fund shares              -          -            -              -         1,380         732,241           1,880

 Realized gain (loss)
 distributions               (6,852)  (256,255)    (124,184)      (149,241)     (517,507)       (662,233)       (667,216)
                       ---------------------------------------------------------------------------------------------------
Net realized and           (358,231)  (494,816)    (138,205)      (392,127)   (1,539,410)     (4,162,441)     (2,709,892)
unrealized gain (loss)
on investments
                       ---------------------------------------------------------------------------------------------------
Net increase               (374,540)  (508,017)    (137,819)      (394,742)   (1,566,511)     (3,734,236)     (2,601,615)
(decrease) in net
assets resulting
from operations
                       ---------------------------------------------------------------------------------------------------
Contract owners
activity:
  Payments received          62,514    258,858       22,937         40,608       244,328         702,086         520,959
  from contract owners

  Net transfers between     410,603     18,782      (17,595)       129,182      (520,787)       (940,618)     (1,032,159)
  subaccounts and/or
  fixed account

  Withdrawals and          (156,513)  (150,850)     (70,608)      (316,950)     (894,679)     (4,299,833)     (3,598,690)
  surrenders

  Contract maintenance       (1,393)      (864)        (221)        (1,715)       (4,686)        (22,846)        (19,105)
  charge
                       ---------------------------------------------------------------------------------------------------
Net increase (decrease)     315,211     125,926     (65,487)      (148,875)   (1,175,824)     (4,561,211)     (4,128,995)
from contract activity
                       ---------------------------------------------------------------------------------------------------
Net increase (decrease)     (59,329)   (382,091)   (203,306)      (543,617)   (2,742,335)     (8,295,447)     (6,730,610)
in net assets
                       ---------------------------------------------------------------------------------------------------
Net assets, at
beginning of period       1,332,678   1,041,558     404,810      1,759,701     6,024,136      26,285,678      25,767,619

                       ---------------------------------------------------------------------------------------------------
Net assets, at end
of period              $  1,273,349   $ 659,467   $ 201,504   $  1,216,084   $ 3,281,801   $  17,990,231   $  19,037,009

                       ===================================================================================================




                              Touch-                          Touch-          Touch-
                              Stone          Touch-           Stone           Stone
                              High Yield     Stone            Standby         Money
                              Bond           Bond             Income          Market
                              Sub-           Sub-             Sub-            Sub-
                              Account        Account          Account         Account
                             ---------      ---------        -------         ---------

Income:
 Dividends                   $ 915,800   $  1,309,865       $ 474,079       $ 21,867

 Miscellaneous
 income (loss)                   1,908         (2,431)          8,374            902

Expenses:
 Mortality and
 expense risk,
 and adminis
 trative
 charge                        191,571        216,992         203,804         20,341
                       ----------------------------------------------------------------
 Net investment
 income (loss)                 726,137      1,090,442         278,649          2,428

                       ----------------------------------------------------------------
 Net change in
 Unrealized
 appreciation
 (depreciation) on
  investments                 (214,606)      (362,138)          7,868              -


 Realized gain on
 sale of fund shares                 -              -               -              -

 Realized gain (loss)
 distributions                (439,674)       274,633         (26,065)             -
                       ----------------------------------------------------------------
Net realized and              (654,280)       (87,505)        (18,197)             -
unrealized gain (loss)
on investments
                       ----------------------------------------------------------------
Net increase                    71,857      1,002,937         260,452          2,428
(decrease) in net
assets resulting
from operations
                       ----------------------------------------------------------------
Contract owners
activity:
  Payments received            413,020        462,363         427,411        271,904
  from contract owners

  Net transfers between       (471,547)       350,576        (821,859)     2,796,748
  subaccounts and/or
  fixed account

  Withdrawals and           (2,621,318)    (3,280,827)     (4,517,263)    (2,030,733)
  surrenders

  Contract maintenance         (14,376)       (13,540)         (8,375)        (1,274)
  charge
                       ----------------------------------------------------------------
Net increase (decrease)     (2,694,221)    (2,481,428)     (4,920,086)     1,036,645
from contract activity
                       ----------------------------------------------------------------
Net increase (decrease)     (2,622,364)    (1,478,491)     (4,659,634)     1,039,073
in net assets
                       ----------------------------------------------------------------
Net assets, at
beginning of period         15,383,492     16,543,931      18,044,055        995,662

                       ----------------------------------------------------------------
Net assets, at end
of period              $ $  12,761,128   $ 15,065,440    $ 13,384,421   $  2,034,735

                       ================================================================


See accompanying notes
* Fund name change from Deutsche Asset Management to Scudder Asset Management effective May 1, 2002
**Sub-Account name change from Touchstone Equity Fund to Touchstone Large Cap
  Growth Fund effective May 1, 2002
Note: Unless otherwise noted, all sub-accounts are for the year ended December
      31, 2002

           Western-Southern Life Assurance Company Separate Account 1

                Statement of Operations and Changes in Net Assets

                         Period Ended December 31, 2001


                                                                                                          MFS
                                                                                                          VIT
                                                                                                          Emerging
                                                          Alger                            Deutsche       Growth
                                         AIM V. I.        American        Alger            VIT            Series -
                         AIM V.I         Government       Small           American         Equity         Initial
                         Growth          Securities       Capitalization  Growth           Index 500      Class
                         Sub-            Sub-             Sub-            Sub-             Sub-           Sub-
                         Account         Account          Account         Account          Account        Account
                        --------        ----------       ---------       ---------        -------         --------
Income:

   Dividends           $ 24,659        $  55,141         $  1,995         $ 41,667       $ 12,452       $       -
   Miscellaneous
   income (loss)         25,291           (2,052)           3,929            3,661          8,055           3,908

Expenses:

   Mortality and
   expense
   risk, and
   administrative
   charge               172,209           25,418           54,757          233,198         18,497         111,416
                   ---------------------------------------------------------------------------------------------------
   Net investment
   income (loss)       (122,259)          27,671          (48,833)        (187,870)         2,010        (107,508)
                   ---------------------------------------------------------------------------------------------------
   Net change in
   unrealized
   appreciation
   (depreciation)
   on investments    (3,720,598)         (13,901)       2,058,712       (2,249,846)       103,781      (3,131,480)

   Realized gain
   on sale of
   fund
   shares                     -                -                -        2,259,441          1,298         550,614

   Realized gain
   (loss)
   distributions     (2,483,472)          74,565       (3,857,267)      (2,560,836)      (377,891)     (1,643,896)

                   ---------------------------------------------------------------------------------------------------
Net realized
and unrealized
gain (loss) on

investments          (6,204,070)          60,664       (1,798,555)      (2,551,241)      (272,812)     (4,224,762)
                   ---------------------------------------------------------------------------------------------------
Net increase
(decrease) in
net
assets
resulting
from
operations           (6,326,329)          88,335       (1,847,388)      (2,739,111)      (270,802)     (4,332,270)
                   ---------------------------------------------------------------------------------------------------
Contract
owners
activity:
   Payments
   received
   from
   contract
   owners               573,289          113,151          357,856          717,634        181,696         422,469

   Net
   transfers
   between
   subaccounts
   and/or
   fixed
   account             (678,814)         502,504         (611,694)      (1,983,621)        83,137      (1,449,714)

   Withdrawals
   and
   surrenders        (2,269,436)        (375,359)        (593,124)      (3,101,558)      (136,548)    (1,2941,336)

   Contract
   maintenance
   charge               (12,279)          (1,186)          (3,535)         (16,669)        (1,115)         (9,847)
                   ---------------------------------------------------------------------------------------------------
Net increase
(decrease)
from contract
activity             (2,387,240)         239,110         (850,497)      (4,384,214)       127,170      (2,331,458)

                   ---------------------------------------------------------------------------------------------------
Net increase
(decrease)
in net
assets               (8,713,569)         327,445       (2,697,885)      (7,123,325)      (143,632)     (6,663,728)
                   ---------------------------------------------------------------------------------------------------
Net assets,
at beginning
of period            18,989,523        1,482,465        6,082,778       21,169,726      1,640,876      13,183,161

                   ---------------------------------------------------------------------------------------------------
Net assets,
at end of
period             $ 10,275,954    $   1,809,910    $   3,384,893    $  14,046,401   $  1,497,244   $   6,519,433
                   ===================================================================================================



                          MFS VIT         PIMCO
                          Investors       Long-
                          Trust -         Term U.S.       Touchstone     Touchstone    Touchstone
                          Initial         Government      International  Emerging      Small
                          Class           Bond            Equity         Growth        Cap Value
                          Sub-            Sub-            Sub-           Sub-          Sub-
                          Account         Account         Account        Account       Account
                          -------        --------         -------        -------      ---------
Income:

   Dividends             $  71,732     $  423,480        $      -       $      -     $   4,326
   Miscellaneous
   income (loss)               (17)         5,325           2,242         (3,247)        1,670

Expenses:

   Mortality and
   expense
   risk, and
   administrative
   charge                  134,231         83,980         253,377        403,954        15,768
                   -----------------------------------------------------------------------------
   Net investment
   income (loss)           (62,516)       344,825        (251,135)      (407,201)       (9,772)
                   -----------------------------------------------------------------------------
   Net change in
   unrealized
   appreciation
   (depreciation)
   on investments       (1,735,659)      (683,601)     (5,276,461)    (4,216,265)      794,710

   Realized gain
   on sale of
   fund
   shares                   53,816        103,441               -      2,290,766             -

   Realized gain
   (loss)
   distributions          (504,840)       483,304      (1,796,875)       651,818      (678,540)

                   -----------------------------------------------------------------------------
Net realized
and unrealized
gain (loss) on

investments             (1,986,683)       (96,856)     (7,073,336)    (1,273,681)      116,170
                   -----------------------------------------------------------------------------
Net increase
(decrease) in
net
assets
resulting
from
operations              (2,049,199)       247,969      (7,324,471)    (1,680,882)      106,398
                   -----------------------------------------------------------------------------
Contract
owners
activity:
   Payments
   received
   from
   contract
   owners                  402,289        274,337         832,476      1,041,763       135,086

   Net
   transfers
   between
   subaccounts
   and/or
   fixed
   account                (350,087)     1,085,380         610,496       (505,363)      373,527

   Withdrawals
   and
   surrenders            (1981,633)    (1,066,662)     (2,497,334)    (4,742,854)     (251,284)

   Contract
   maintenance
   charge                   (9,051)        (5,500)        (17,165)       (27,672)       (1,036)
                   -----------------------------------------------------------------------------
Net increase
(decrease)
from contract
activity                (1,938,482)       287,555      (1,071,527)    (4,234,126)      256,293

                   -----------------------------------------------------------------------------
Net increase
(decrease)
in net
assets                  (3,987,681)       535,524      (8,395,998)    (5,915,008)      362,691
                   -----------------------------------------------------------------------------
Net assets,
at beginning
of period              12,146,446       5,685,597      24,045,939     34,792,533       969,987

                   -----------------------------------------------------------------------------
Net assets,
at end of
period                $  8,158,765   $  6,221,121   $  15,649,941    $28,877,525    $1,332,678
                   =============================================================================


See accompanying notes

* For the period May 1, 2001 (commencement of operations) to December 31, 2001 ** For the period January 1, 2001 to June 25, 2001 (fund closed operations, remaining assets transferred to Touchstone High Yield Fund)
   Note: Unless otherwise noted, all sub-accounts are for the year-ended December 31, 2001

           Western-Southern Life Assurance Company Separate Account 1

                Statement of Operations and Changes in Net Assets

                         Period Ended December 31, 2001


                                Touch-                                    Touch        Touch-
                                stone        Touch-         Touch-        stone        stone           Touch-
                                Growth       stone          stone         Value        Growth &        stone
                                /Value *     Equity *       Enhanced 30   Plus         Income          Balanced
                                Sub-         Sub-           Sub-          Sub-         Sub-            Sub-
                                Account      Account        Account       Account      Account         Account
                               --------     ---------       --------      -------      -------         --------
Income:

   Dividends                   $      -     $      -       $ 16,746       $ 66,935   $  1,022,186      $  878,130

   Miscellaneous
   income (loss)                  1,392       (1,417)        (1,635)         1,320          2,783           1,196
Expenses:
   Mortality and
   expense risk, and
   administrative
   charge                         4,393          147         28,529         79,798            403     370,842,302

                          ------------------------------------------------------------------------------------------
   Net investment
   income (loss)                 (3,001)      (1,564)       (13,418)       (11,543)       621,667         508,484
                          ------------------------------------------------------------------------------------------
   Net change in
   unrealized appreciation
   (depreciation)on
   investments                    3,519       (1,946)      (236,818)       (45,035)    (3,809,268)       (130,775)

   Realized gain
   on sale of

   fund shares                        -            -              -              -        808,892         287,686
   Realized gain
   (loss)
   distributions                (15,829)         714        (45,604)       110,526)        94,155        (416,826)

                          ------------------------------------------------------------------------------------------
Net realized
and unrealized
gain (loss) on
investments                     (12,310)      (1,232)      (282,422)      (155,561)    (2,906,221)       (259,915)
                          ------------------------------------------------------------------------------------------
Net increase
(decrease) in net
assets resulting
 from operations                (15,311)      (2,796)      (295,840)      (167,104)    (2,284,554)        248,569

                          ------------------------------------------------------------------------------------------
Contract
owners activity:
   Payments
   received from
   contract owners              100,553        1,132        132,062        524,567        673,660         665,912


   Net transfers
   between subaccounts
   and/or fixed account         976,757      406,474        (75,034)     1,166,118     (1,170,592)        488,931

   Withdrawals
   and surrenders               (20,211)           -       (349,796)    (1,324,565)    (5,082,755)     (4,688,192)
   Contract
   maintenance
   charge                          (230)           -         (2,037)        (4,868)       (26,677)        (20,686)

                          ------------------------------------------------------------------------------------------
Net increase
(decrease) from
contract activity             1,056,869      407,606       (294,805)       361,252     (5,606,364)     (3,554,035)


                          ------------------------------------------------------------------------------------------
Net increase
(decrease) in
net assets                    1,041,558      404,810       (590,645)       194,148     (7,890,918)     (3,305,466)

                          ------------------------------------------------------------------------------------------
Net assets,
at beginning
of period                             -            -       ,350,346      5,829,988     34,176,596      29,073,085


                          ------------------------------------------------------------------------------------------
Net assets,
at end of period           $  1,041,558   $  404,810   $  1,759,701   $  6,024,136   $ 26,285,678   $  25,767,619

                          ==========================================================================================================



                                 Touch-                           Touch-        Touch-       Touch-
                                 stone          Touch-            stone         stone        stone
                                 High Yield     stone             Standby       Money        Income
                                 Bond           Bond              Income        Market       Opportunity**
                                 Sub-           Sub-              Sub-          Sub-         Sub-
                                 Account        Account           Account       Account      Account
                                 -------        -------          -------        -------      -------
Income:

   Dividends                  $  1,474,046   $  1,005,816        $847,891      $  8,728     $ 822,212

   Miscellaneous
   income (loss)                     3,939           (137)          4,129            29          (202)
Expenses:
   Mortality and
   expense risk, and
   administrative
   charge                          125,046        232,803         227,400         4,566       101,480

                          -------------------------------------------------------------------------------
   Net investment
   income (loss)                 1,352,939        772,876         624,620         4,191       720,530
                          -------------------------------------------------------------------------------
   Net change in
   unrealized appreciation
   (depreciation)on
   investments                    (941,320)        96,677         (92,683)            -     4,993,283

   Realized gain
   on sale of

   fund shares                           -              -               -             -             -
   Realized gain
   (loss)
   distributions                  (127,029)       196,692         (50,953)            -    (5,236,797)

                          -------------------------------------------------------------------------------
Net realized
and unrealized
gain (loss) on
investments                     (1,068,349)       293,369        (143,636)            -      (243,514)
                          -------------------------------------------------------------------------------
Net increase
(decrease) in net
assets resulting
 from operations                   284,590      1,066,245         480,984         4,191       477,016

                          -------------------------------------------------------------------------------
Contract
owners activity:
   Payments
   received from
   contract owners                 549,416        280,248         858,081     1,058,795       124,677


   Net transfers
   between subaccounts
   and/or fixed account         14,050,954        416,512       5,116,120       314,981   (15,102,294)

   Withdrawals
   and surrenders               (1,539,564)    (2,677,863)     (3,945,867)     (381,983)   (1,352,063)
   Contract
   maintenance
   charge                           (8,417)       (12,653)         (8,781)         (322)       (6,972)

                          -------------------------------------------------------------------------------
Net increase
(decrease) from
contract activity               13,052,389     (1,993,756)      2,019,553       991,471   (16,336,652)


                          -------------------------------------------------------------------------------
Net increase
(decrease) in
net assets                      13,336,979       (927,511)      2,500,537       995,662   (15,859,636)

                          -------------------------------------------------------------------------------
Net assets,
at beginning
of period                        2,046,513     17,471,442      15,543,518             -    15,859,636


                          -------------------------------------------------------------------------------
Net assets,
at end of period           $ $  15,383,492  $  16,543,931   $  18,044,055    $  995,662       $     -

                          ===============================================================================

See accompanying notes

 * For the period May 1, 2001 (commencement of operations) to December 31, 2001 ** For the period January 1, 2001 to June 25, 2001 (fund closed operations, remaining assets transferred to d to Touchstone High Yield Fund
Note: Unless otherwise noted, all sub-accounts are for the year-ended December 31, 2001

           Western-Southern Life Assurance Company Separate Account 1

                         Notes to Financial Statements

                                December 31, 2002

1. ORGANIZATION

Western-Southern Life Assurance Company Separate Account 1 (the "Account") is a unit investment trust registered under the Investment Company Act of 1940 (the "1940 Act"), established by the Western-Southern Life Assurance Company (the "Company"), a life insurance company which is a wholly owned subsidiary of The Western and Southern Life Insurance Company. The Account is a funding vehicle for individual variable annuity contracts, and commenced operations on February 23, 1995 with the issuance of the first Touchstone Variable Annuity contract, now called the Touchstone Gold Variable Annuity. The first Touchstone Select Variable Annuity contract was issued on March 2, 1998.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business the Company may conduct. The variable annuity contracts are designed for individual investors and group plans that desire to accumulate capital on a tax-deferred basis for retirement or other long-term objectives. The variable annuity contracts are distributed across the United States through a network of broker-dealers and wholesalers.

2. SIGNIFICANT ACCOUNTING POLICIES

As of December 31, 2002, the Account has twenty-one investment sub-accounts: the AIM V.I. Growth Fund, AIM V.I. Government Securities Fund, Alger American Small Capitalization Portfolio, Alger American Growth Portfolio, Scudder VIT Equity 500 Index Fund, MFS Emerging Growth Series - Initial Class, MFS Investors Trust Series -Initial Class, PIMCO Long-Term U.S. Government Bond Portfolio, Touchstone International Equity Fund, Touchstone Emerging Growth Fund, Touchstone Small Cap Value Fund, Touchstone Growth/Value Fund, Touchstone Large Cap Growth Fund, Touchstone Enhanced 30 Fund, Touchstone Value Plus Fund, Touchstone Growth & Income Fund, Touchstone Balanced Fund, Touchstone High Yield Fund, Touchstone Bond Fund, Touchstone Standby Income Fund, and Touchstone Money Market Fund. Each sub-account is an open-ended diversified management investment company. Investments are made in the sub-accounts and are valued at the reported net asset values of such sub-accounts, which value their investment securities at fair value. Each sub-account's value fluctuates on a day to day basis depending on the investment performance of the sub-account in which it is invested. A contractholder may also allocate funds to the Fixed Account, which is part of the general account of the Company. Due to exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933 (the "1933 Act") and the Company's general account has not been registered as an investment company under the 1940 Act. Sub-account transactions are recorded on the trade date and income from dividends is recorded on the ex-dividend date. Realized gains and losses on the sales of investments are computed on the basis of specific identification.

Upon annuitization, the contract assets are transferred to the general account of the Company. Accordingly, contract reserves are recorded by the Company. See the related prospectus for a more detailed understanding of the variable annuity contracts.

           Western-Southern Life Assurance Company Separate Account 1

                          Notes to Financial Statements

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

The Account is not taxed separately because the operations of the Account are part of the total operations of the Company. The Company is taxed as a life insurance company under the Internal Revenue Code. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Account.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

           Western-Southern Life Assurance Company Separate Account 1

                          Notes to Financial Statements

3. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the period ended December 31, 2002 were as follows (year ended unless otherwise noted):


                                                      PURCHASES                    SALES
                                                ---------------------    -----------------------
AIM Variable Insurance Funds, Inc.
   V.I. Growth Fund                                $        1,076,921          $       3,119,189
   V.I. Government Securities Fund                          3,384,042                    959,853

The Alger American Fund
   Small Capitalization Portfolio                             251,573                  1,110,131
   Growth Portfolio                                         1,026,105                  4,553,681

Scudder Asset Management VIT Fund *
   Equity 500 Index Fund                                    1,582,570                  1,480,088

MFS Variable Insurance Trust
   Emerging Growth Series - Initial Class                     305,005                  1,477,797
   Investors Trust Series - Initial Class                     190,583                  2,429,969

PIMCO Variable Insurance Trust
   Long-Term U.S. Government Bond Portfolio                 4,775,783                  3,755,788

Touchstone Variable Series Trust
   International Equity Fund                                1,091,299                  3,258,372
   Emerging Growth Fund                                     1,836,127                  6,680,966
   Small Cap Value Fund                                       725,824                    426,918
   Growth/Value Fund                                          688,853                    576,126
   Large Cap Growth Fund **                                   291,066                    356,167
   Enhanced 30 Fund                                           338,906                    490,397
   Value Plus Fund                                            784,792                  1,986,340
   Growth & Income Fund                                     2,234,359                  5,635,115
   Balanced Fund                                            1,522,143                  5,540,979
   High Yield Fund                                          2,250,278                  4,218,348
   Bond Fund                                                3,682,479                  5,073,472
   Standby Income Fund                                      2,463,660                  7,104,004
   Money Market Fund                                        4,328,064                  3,288,924
                                                ---------------------    -----------------------

             Total                                 $       34,830,432          $      63,522,624
                                                =====================    =======================



 * Fund name change from Deutsche Asset Management to Scudder Asset Management effective May 1, 2002
** Sub-Account name change from Touchstone
   Equity Fund to Touchstone Large Cap Growth Fund effective May 1, 2002

           Western-Southern Life Assurance Company Separate Account 1

                          Notes to Financial Statements

4.  EXPENSES AND RELATED PARTY TRANSACTIONS

Certain deductions for administrative and risk charges are deducted pro rata from the Accumulation Unit Values of each Sub-Account in order to compensate the Company for administrative expenses and for the assumption of mortality and expense risks. These charges are made daily at an annual effective rate of 1.35% for the Touchstone Gold Variable Annuity. For the Touchstone Select Variable Annuity, the effective rates are 1.35% for the Standard Death Benefit, (Option
1), 1.45% for the Annual Step Up Death Benefit, (Option 2) and 1.55% for the Accumulating Death Benefit (Option 3).

The Company also deducts an annual contract maintenance charge from the contract value on each contract anniversary and upon any full surrender. For the Touchstone Gold Variable Annuity, the contract maintenance charge is $35 for the first ten contract years and the lesser of (a) $35 and (b) 0.17% of the contract value after the tenth contract anniversary. For the Touchstone Select Variable Annuity, the contract maintenance charge is $40 for the first ten contract years, and if the contract value is less than $50,000 after the tenth Contract Anniversary, the charge is the lesser of (a) $40 or (b) 0.14% of the Contract Value.

Since no deduction for a sales charge is made from the payments received from contract owners, a surrender charge is imposed on certain surrenders and partial withdrawals by the Company to cover expenses relating to promotion, sale and distribution of the contracts. The surrender charge is assessed on each redemption, except for certain amounts excluded from charges under the contract. For the Touchstone Gold Variable Annuity, this charge ranges from 7% to 0% depending on the number of years since the payment was received. For the Touchstone Select Variable Annuity, this charge ranges from 8% to 0%, depending on the number of years since the payment was received.

           Western-Southern Life Assurance Company Separate Account 1

                          Notes to Financial Statements

5. CHANGES IN UNITS OUTSTANDING

The following table shows a summary of changes in units outstanding for variable annuity contracts for the periods ended December 31, 2002 and 2001 (year ended unless otherwise noted):
TOUCHSTONE GOLD VARIABLE ANNUITY


                                                 2002                                          2001
                         ----------------------------------------------- --------------------------------------------------
                                               Transfers                                          Transfers
                          Units       Units   between Sub-  Net Increase    Units      Units     between Sub-  Net Increase
                         Purchased   Redeemed   accounts     (Decrease)   Purchased   Redeemed     accounts     (Decrease)
                         ----------------------------------------------- --------------------------------------------------

AIM V.I. Growth Fund         56,493  (274,821)   (148,640)      (366,968)     76,601   (299,963)      (78,999)   (302,361)
AIM V.I. Government
Securities Fund              10,044   (49,806)    239,478        199,716       9,280    (31,597)       46,458      24,141

Alger American Small
Capitalization Portfolio     13,720   (95,905)    (59,431)      (141,616)     44,822    (74,236)      (90,737)   (120,151)
Alger American Growth
Portfolio                    50,975  (295,433)    198,136)      (442,594)     72,760   (314,442)     (216,902)   (458,584)

Scudder VIT Equity
500 Index Fund **            12,388   (33,015)     16,450         (4,177)     20,372    (16,234)        2,253       6,391

MFS VIT Emerging Growth
Series - Initial Class       17,075  (120,400)    (61,653)      (164,978)     41,159   (129,198)     (146,098)   (234,137)

MFS VIT Investors Trust
Series - Initial Class       14,965  (202,107)    (95,753)      (282,895)     40,525   (218,270)      (37,092)   (214,837)


PIMCO Long-Term  U.S.
Government Bond Portfolio    27,242   (91,018)    102,596         38,820      23,101    (84,312)       82,564      21,353


Touchstone International
Equity Fund                  48,648  (222,104)     (7,311)      (180,767)     53,655   (174,492)       31,040     (89,797)
Touchstone Emerging
Growth Fund                  32,003  (150,803)    (70,024)      (188,824)     34,033   (158,739)      (21,139)   (145,845)
Touchstone Small
Cap Value Fund                6,413   (15,731)     34,129         24,811      12,302    (26,406)       35,884      21,780
Touchstone Growth/
Value Fund                   37,228   (26,164)     10,162)           902      11,228     (2,443)      112,715     121,500
Touchstone Large Cap
Growth Fund ***               2,858    (8,942)     (4,363)       (10,447)        128          -        45,308      45,436

Touchstone Enhanced
30 Fund                       4,676   (38,975)     17,079        (17,220)     12,219    (36,299)       (8,594)    (32,674)
Touchstone Value Plus
Fund                         24,692   (70,957)    (55,215)      (101,480)     44,116   (111,997)       79,895      12,014
Touchstone Growth
& Income Fund                39,956  (237,004)    (59,462)      (256,510)     34,371   (262,557)      (71,748)   (299,934)
Touchstone Balanced Fund     26,565  (185,222)    (57,167)      (215,824)     32,394   (229,113)       19,562    (177,157)
Touchstone High
Yield Fund                   43,511  (265,743)    (51,463)      (273,695)     56,239   (156,663)    1,430,982   1,330,558
Touchstone Bond Fund         31,103  (196,403)     23,462       (141,838)     18,914   (183,782)       24,030    (140,838)
Touchstone Standby
Income Fund                  31,665  (340,328)     59,542)      (368,205)     66,025   (302,416)      385,437     149,046
Touchstone Money
Market Fund                  26,834  (195,603)    270,987        102,218     104,850    (37,875)       31,428      98,403
Touchstone Income
Opportunity Fund *                -         -           -              -       7,762    (86,550)     (939,952) (1,018,740)




* For the period January 1, 2001 to June 25, 2001 (fund closed operations, remaining assets transferred to Touchstone High Yield Fund)
** Fund name change
   from Deutsche Asset Management to Scudder Asset Management effective May 1, 2002
***Sub-account name change from Touchstone Equity Fund to Touchstone Large Cap
   Growth Fund effective May 1, 2002

           Western-Southern Life Assurance Company Separate Account 1

                          Notes to Financial Statements

5. CHANGES IN UNITS OUTSTANDING (continued)

TOUCHSTONE SELECT VARIABLE ANNUITY - DEATH BENEFIT OPTION 1


                                                            2002                                         2001
                                      --------------------------------------------------  ------------------------------------------
                                                               Transfers                                       Transfers     Net
                                         Units       Units    between Sub-  Net Increase   Units     Units   between Sub-  Increase
                                       Purchased   Redeemed    accounts       (Decrease)  Purchased Redeemed  accounts    (Decrease)
                                      --------------------------------------------------  ------------------------------------------
AIM V.I. Growth Fund                    1,617       (3,099)           736         (746)      1,720    (1,360)     2,811       3,171

AIM V.I. Government                        17         (463)           201         (245)         24       (61)       913         876
Securities Fund
Alger American Small Capitalization
Portfolio                                 579         (204)          (803)        (428)      1,221      (945)     4,062       4,338
Alger American Growth
Portfolio                               1,026       (3,580)        (1,332)      (3,886)      2,328      (841)    (1,123)        364


Scudder VIT Equity 500                     99          (41)           934          992         322       (16)       (14)        292
Index Fund **


MFS VIT Emerging Growth Series -          944       (1,832)          (835)      (1,723)      1,939    (2,192)     2,181       1,928
Initial Class
MFS VIT Investors Trust Series -          192       (3,855)          (674)      (4,337)      2,240    (1,271)      (865)        104
Initial Class


PIMCO Long-Term U.S. Bond                   8         (271)           (84)        (347)          9       (31)       564         542
Government Portfolio


Touchstone International                  949       (5,114)          (783)      (4,948)      2,738    (2,624)     2,380       2,494
Equity Fund
Touchstone Emerging Growth                254       (3,619)         1,155       (2,210)      1,720    (1,140)       576       1,156
Fund
Touchstone Small Cap Value                 72         (307)        (1,072)      (1,307)      1,009      (894)     1,242       1,357
Fund
Touchstone Enhanced 30 Fund               450          (79)           (59)         312       1,014    (1,310)      (258)       (554)
Touchstone Value Plus Fund                132       (1,292)          (762)      (1,922)        477      (342)       740         875
Touchstone Growth & Income                251       (5,425)            64       (5,110)      1,621    (1,079)       230         772
Fund
Touchstone Balanced Fund                  156       (5,520)          (406)      (5,770)        590      (555)    (1,004)       (969)
Touchstone High Yield Fund                338       (7,761)        (1,348)      (8,771)        964    (1,210)     8,177        7,931
Touchstone Bond Fund                      207       (5,153)            68       (4,878)        294      (505)      (307)       (518)
Touchstone Standby Income                 406       (3,122)         2,529         (187)        105      (394)       175        (114)
Fund
Touchstone Income Opportunity Fund *        -            -              -            -         205      (112)    (8,758)     (8,665)



* For the period January 1, 2001 to June 25, 2001 (fund closed operations, remaining assets transferred to Touchstone High Yield Fund)
**Fund name change
  from Deutsche Asset Management to Scudder Asset Management effective May 1,
  2002

           Western-Southern Life Assurance Company Separate Account 1

                          Notes to Financial Statements

 5. CHANGES IN UNITS OUTSTANDING (continued)

 TOUCHSTONE SELECT VARIABLE ANNUITY - DEATH BENEFIT OPTION 2


                                                           2002                                        2001
                                       ---------------------------------------------  -------------------------------------------
                                                            Transfers                                    Transfers
                                                             between                                      between
                                          Units     Units      Sub-     Net Increase   Units    Units       Sub-      Net Increase
                                        Purchased Redeemed  accounts      (Decrease)  Purchased Redeemed  accounts      (Decrease)
                                       ---------------------------------------------  -------------------------------------------
AIM V.I. Growth Fund                         742    (17,157)     (9,952)    (26,367)         718   (4,049)   (30,364)      (33,695)
AIM V.I. Government                           78     (1,457)      3,666       2,287          988     (141)      (743)          104
Securities Fund


Alger American Small Capitalization          221     (1,764)     (2,807)     (4,350)         114   (4,156)      (653)       (4,695)
Portfolio
Alger American Growth                        559    (18,945)    (18,992)    (37,378)         683  (12,046)   (29,024)      (40,387)
Portfolio


Scudder VIT Equity 500 Index Fund **         226     (2,262)     13,909      11,873          264       (5)       645           904


MFS VIT Emerging Growth Series -             201     (3,861)     (9,595)    (13,255)         250   (4,801)    (7,706)      (12,257)
Initial Class
MFS VIT Investors Trust Series -             216     (6,742)     (8,550)    (15,076)         310   (1,897)   (11,161)      (12,748)
Initial Class


PIMCO Long-Term U.S. Bond
Government Portfolio                          31     (2,917)        424      (2,462)          35   (3,960)     6,469         2,544


Touchstone International                   1,194    (17,434)      2,652     (13,588)       1,223   (3,729)     3,639         1,133
Equity Fund
Touchstone Emerging                          195    (10,471)     (3,512)    (13,788)         602   (6,963)      (900)       (7,261)
Growth Fund
Touchstone Small Cap                          13     (1,640)      10,684      9,057           26       (9)       123           140
Value Fund
Touchstone Enhanced 30                        81       (688)     (1,076)     (1,683)         149     (111)        31            69
Fund
Touchstone Value Plus Fund                   154    (14,021)    (13,625)    (27,492)         392   (7,920)    24,793        17,265
Touchstone Growth &                          160     (6,243)      2,802      (3,281)         298  (10,244)     4,200        (5,746)
Income Fund
Touchstone Balanced Fund                     292     (4,793)      3,311      (1,190)         363   (4,619)     2,015        (2,241)
Touchstone High Yield Fund                   563     (7,049)     (2,968)     (9,454)         506   (5,228)    33,588        28,866
Touchstone Bond Fund                         476    (26,839)      5,557     (20,806)         677   (3,920)     7,131         3,888
Touchstone Standby Income                    535    (13,873)      8,017      (5,321)         470   (8,524)    13,580         5,526
Fund
Touchstone Income Opportunity Fund *           -          -           -           -          401   (1,879)   (39,989)      (41,467)


* For the period January 1, 2001 to June 25, 2001 (fund closed operations, remaining assets transferred to Touchstone High Yield Fund)
**Fund name change from Deutsche Asset Management to Scudder Asset Management effective May 1, 2002

           Western-Southern Life Assurance Company Separate Account 1

                          Notes to Financial Statements

5. CHANGES IN UNITS OUTSTANDING (continued)

Touchstone Select Variable Annuity - Death Benefit Option 3


                                                2002                                               2001
                          ------------------------------------------------  ------------------------------------------------
                                                 Transfers                                         Transfers
                            Units      Units    between Sub-  Net Increase    Units      Units    between Sub-  Net Increase
                          Purchased   Redeemed   accounts     (Decrease)    Purchased   Redeemed    accounts     (Decrease)
                          ------------------------------------------------  ------------------------------------------------
AIM V.I. Growth Fund             61     (1,149)       (2,505)       (3,593)       556     (1,358)          789          (13)
AIM V.I. Government
Securities Fund                   -     (1,668)        1,953           285          -     (2,202)         (535)      (2,737)

Alger American Small
Capitalization Portfolio          -       (124)         (107)         (231)       820       (855)       (3,439)      (3,474)
Alger American
Growth Portfolio                 60     (1,004)           72          (872)       960     (1,411)        3,272        2,821

Scudder VIT Equity 500
Index Fund **                     -         (2)          265           263      1,294          -           507        1,801

MFS VIT Emerging
Growth Series - Initial
Class                            47       (179)          (88)         (220)     1,023       (902)       (5,170)      (5,049)
MFS VIT Investors
Trust Series - Initial
Class                             1       (244)          118          (125)       950     (1,084)          282          148

PIMCO Long-Term U.S.
Government Bond Portfolio         4       (774)           20          (750)       222     (1,711)         (363)      (1,852)

Touchstone International
Equity Fund                     133     (2,904)        2,440          (331)     2,390     (2,467)        6,476        6,399
Touchstone Emerging
Growth Fund                      91       (976)           21          (864)       146       (689)        2,262        1,719
Touchstone Small Cap
Value Fund                        1        (98)          130            33        692       (679)          162          175
Touchstone Enhanced
30 Fund                           -       (123)          103           (20)       886       (750)           68          204
Touchstone Value
Plus Fund                         -       (161)           66           (95)       459     (1,969)         (134)      (1,644)
Touchstone Growth
& Income Fund                   118     (2,575)        1,875          (582)       240     (2,614)         (587)      (2,961)
Touchstone Balanced Fund         57     (2,196)       (1,434)       (3,573)       278     (3,207)        1,292       (1,637)
Touchstone High Yield Fund       95     (2,361)       (1,118)       (3,384)       295     (1,642)       26,642       25,295
Touchstone Bond Fund              6     (3,110)         (489)       (3,593)       112     (2,935)       (1,129)      (3,952)
Touchstone Standby
Income Fund                       2       (495)       (1,484)       (1,977)         6     (2,192)          377       (1,809)
Touchstone Income
Opportunity Fund *                -          -             -             -         71       (850)      (31,751)     (32,530)


* For the period January 1, 2001 to June 25, 2001 (fund closed operations, remaining assets transferred to Touchstone High Yield Fund)
**Fund name change from Deutsche Asset Management to Scudder Asset Management effective May 1, 2002

           Western-Southern Life Assurance Company Separate Account 1

                          Notes to Financial Statements

6. UNIT VALUES AND FINANCIAL HIGHLIGHTS

A summary of unit values and units outstanding for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the periods ended December 31, 2002 and December 31, 2001 (year ended unless otherwise noted). Twenty-one unit values are calculated for the Touchstone Gold Variable Annuity. Eighteen unit values are calculated for each of the death benefit options in the Touchstone Select Variable Annuity.


                                                      At December 31, 2002              For the period ended December 31, 2002
                                              ------------------------------------  ------------------------------------------------

                               Beginning                    Ending            Net    Investment
                               Unit Value       Units      Unit Value       Assets    Income      Expense Ratio     Total Return
                            lowest to highest  (000s)   lowest to highest   (000s)     Ratio    lowest to highest lowest to highest
                          ------------------- ------------------------------------  ------------------------------------------------
AIM Variable Insurance
Funds, Inc.
     V.I. Growth Fund         6.31 to 6.34    1,224       4.29 to 4.32      5,282        -       1.35% to 1.55%  -32.03% to -31.89%
     V.I. Government
     Securities Fund        11.27 to 11.33      362     12.16 to 12.25      4,431     2.71%      1.35% to 1.55%      7.92% to 8.13%
The Alger American
Fund
     Small Capitalization     6.78 to 6.82      350       4.93 to 4.96      1,736        -       1.35% to 1.55%  -27.35% to -27.21%
     Portfolio
     Growth Portfolio
Scudder Asset
Management VIT Fund *         8.77 to 8.82    1,109       5.79 to 5.83      6,461     0.04%      1.35% to 1.55%  -34.02% to -33.89%

     Equity 500 Index Fund    8.03 to 8.06      195       6.15 to 6.18      1,203     1.06%      1.35% to 1.55%  -23.50% to -23.35%
MFS Variable Insurance
Trust
     Emerging Growth
     Series - Initial Class   8.50 to 8.54      583       5.54 to 5.58      3,255        -       1.35% to 1.55%  -34.77% to -34.64%
     Investors Trust Series   8.37 to 8.41      667       6.51 to 6.56      4,378     0.57%      1.35% to 1.55%  -22.17% to -22.02%
     Initial Class
PIMCO Variable
Insurance Trust

     Long-Term U.S.
     Government Bond
     Portfolio              11.99 to 12.05      551     13.88 to 13.98      7,699     6.45%      1.35% to 1.55%    15.79% to 16.02%
Touchstone Variable
Series Trust
     International           8.05 to 12.40    1,113       6.05 to 9.35      9,995     0.64%      1.35% to 1.55%  -24.75% to -24.60%
     Equity Fund
     Emerging Growth        17.34 to 30.65      783     13.26 to 23.49     17,472     1.78%      1.35% to 1.55%  -23.50% to -23.35%
     Fund
     Small Cap Value        10.19 to 10.25      163       7.77 to 7.83      1,273        -       1.35% to 1.55%  -23.73% to -23.58%
     Fund
     Growth/Value Fund                8.57      122               5.39        659        -       1.35% to 1.55%             -37.15%
     Large Cap Growth                 8.91       35               5.76        202        -       1.35% to 1.55%             -35.36%
     Fund **

     Enhanced 30              8.86 to 8.91      179       6.75 to 6.80      1,216     1.12%      1.35% to 1.55%  -23.85% to -23.70%
     Fund
     Value Plus Fund        11.29 to 11.37      399       8.16 to 8.23      3,282     0.88%      1.35% to 1.55%  -27.78% to -27.63%
     Growth & Income        10.32 to 18.57    1,198      8.65 to 15.59     17,990     3.28%      1.35% to 1.55%  -16.21% to -16.04%
     Fund
     Balanced Fund          12.20 to 20.45    1,075     10.92 to 18.34     19,037     1.81%      1.35% to 1.55%  -10.48% to -10.30%
     High Yield Fund          9.45 to 9.50    1,325       9.57 to 9.64     12,761     6.51%      1.35% to 1.55%      1.25% to 1.45%
     Bond Fund              11.68 to 14.47      992     12.41 to 15.41     15,065     8.29%      1.35% to 1.55%      6.28% to 6.49%
     Standby Income         11.53 to 13.03    1,017     11.71 to 13.25     13,384     3.02%      1.35% to 1.55%      1.51% to 1.71%
     Fund
     Money Market                    10.12      201              10.14      2,035     1.44%      1.35% to 1.55%               0.24%


* Fund name change from Deutsche Asset Management to Scudder Asset Management effective May 1, 2002
**Sub-Account name change from Touchstone Equity Fund to Touchstone Large Cap
  Growth Fund effective May 1, 2002

           Western-Southern Life Assurance Company Separate Account 1

                          Notes to Financial Statements

6. UNIT VALUES AND FINANCIAL HIGHLIGHTS (continued)


                                                     At December 31, 2001                For the period ended December 31, 2001
                                               ----------------------------------- -------------------------------------------------
                                Beginning                   Ending
                                Unit Value      Units      Unit Value      Net    Investment   Expense Ratio          Total Return
                                lowest to      (000s)      lowest to      Assets    Income      lowest to               lowest to
                                 highest                    highest       (000s)    Ratio        highest                highest
                            ------------------ ----------------------------------- -------------------------------------------------
AIM Variable Insurance
Funds, Inc.
     V.I. Growth Fund            9.69 to 9.72   1,621     6.31 to 6.34    10,276     0.17%      1.35% to 1.55%    -34.90% to -34.77%
     V.I. Government
     Securities Fund           10.75 to 10.79     160   11.27 to 11.33     1,810     3.35%      1.35% to 1.55%        4.78% to 4.99%
The Alger American
Fund
  Small Capitalization
  Portfolio                      9.77 to 9.80     497     6.78 to 6.82     3,385     0.04%      1.35% to 1.55%    -30.60% to -30.46%

  Growth Portfolio             10.10 to 10.13   1,593     8.77 to 8.82    14,046     0.24%      1.35% to 1.55%    -13.17% to -13.00%
Deutsche Asset Management
VIT Fund
  Equity 500 Index Fund          9.29 to 9.30     186     8.03 to 8.06     1,497     0.79%      1.35% to 1.55%    -13.53% to -13.36%
MFS Variable Insurance
Trust
  Emerging Growth Series
  - Initial Class              12.97 to 13.02     763     8.50 to 8.54     6,519        -       1.35% to 1.55%    -34.51% to -34.38%
  Investors Trust Series-
  Initial Class                10.11 to 10.15     970     8.37 to 8.41     8,159     0.71%      1.35% to 1.55%    -17.24% to -17.08%
PIMCO Variable Insurance
Trust
  Long-Term U.S. Government
  Bond Portfolio               11.50 to 11.53     516   11.99 to 12.05     6,221     7.11%      1.35% to 1.55%        4.25% to 4.46%
Touchstone Variable
Series Trust
  International Equity
  Fund                         11.62 to 17.87   1,313    8.05 to 12.40    15,650        -       1.35% to 1.55%    -30.76% to -30.62%
  Emerging Growth Fund         18.08 to 31.91     988   17.34 to 30.65    28,878        -       1.35% to 1.55%      -4.12% to -3.93%
  Small Cap Value Fund           9.07 to 9.10     130   10.19 to 10.25     1,333     0.38%      1.35% to 1.55%      12.40% to 12.63%
  Growth/Value Fund *                   10.00     121             8.57     1,042        -       1.35% to 1.55%               -14.27%
  Equity Fund *                         10.00      45             8.91       405        -       1.35% to 1.55%               -10.90%
  Enhanced 30 Fund             10.17 to 10.20     198     8.86 to 8.91     1,760     0.81%      1.35% to 1.55%    -12.81% to -12.63%
  Value Plus Fund              11.57 to 11.63     530   11.29 to 11.37     6,024     1.13%      1.35% to 1.55%      -2.41% to -2.21%
  Growth & Income Fund         11.07 to 19.87   1,463   10.32 to 18.57    26,286     3.38%      1.35% to 1.55%      -6.73% to -6.54%
  Balanced Fund                12.07 to 20.19   1,301   12.20 to 20.45    25,768     3.20%      1.35% to 1.55%        1.10% to 1.30%
  High Yield Fund                8.97 to 9.00   1,620     9.45 to 9.50    15,383    16.91%      1.35% to 1.55%        5.29% to 5.50%
  Bond Fund                    11.00 to 13.60   1,163   11.68 to 14.47    16,544     5.91%      1.35% to 1.55%        6.19% to 6.40%
  Standby Income Fund          11.18 to 12.61   1,393   11.53 to 13.03    18,044     5.05%      1.35% to 1.55%        3.13% to 3.33%
  Money Market Fund *                   10.00      98            10.12       996     1.75%      1.35% to 1.55%                 1.18%
  Income Opportunity            8.32 to 14.89       -                -         -    10.37%      1.35% to 1.55%                     -
  Fund **

 * For the period May 1, 2001 (commencement of operations) to December 31, 2001
 **For the period January 1, 2001 to June 25, 2001 (fund closed operations, remaining assets transferred to Touchstone High Yield Fund)


           Western-Southern Life Assurance Company Separate Account 1

                          Notes to Financial Statements

7. SHARES

A summary of shares invested for variable annuity contracts as of December 31, 2002 is listed below.

AIM Variable Insurance Funds, Inc.
   V.I. Growth Fund                                             467,421 shares
   V.I. Government Securities Fund                              357,377 shares
The Alger American Fund
   Small Capitalization Portfolio                               142,207 shares
   Growth Portfolio                                             262,332 shares
Scudder Asset Management VIT Fund *
   Equity 500 Index Fund                                        130,724 shares
MFS Variable Insurance Trust
   Emerging Growth Series - Initial Class                       273,296 shares
   Investors Trust Series - Initial Class                       325,023 shares
PIMCO Variable Insurance Trust
   Long-Term U.S. Government Bond Portfolio                     694,265 shares
Touchstone Variable Series Trust
   International Equity Fund                                  1,744,298 shares
   Emerging Growth Fund                                       1,299,021 shares
   Small Cap Value Fund                                         252,149 shares
   Growth/Value Fund                                            119,686 shares
   Large Cap Growth Fund **                                      34,211 shares
   Enhanced 30 Fund                                             178,573 shares
   Value Plus Fund                                              435,830 shares
   Growth & Income Fund                                       2,312,370 shares
   Balanced Fund                                              1,532,771 shares
   High Yield Fund                                            1,789,781 shares
   Bond Fund                                                  1,472,672 shares
   Standby Income Fund                                        1,360,316 shares
   Money Market Fund                                          2,034,804 shares

* Fund name change from Deutsche Asset Management to Scudder Asset Management effective May 1, 2002
**Sub-Account name change from Touchstone Equity Fund to Touchstone Large Cap
  Growth Fund effective May 1, 2002